Income Taxes - Schedule of income tax income/ (expense) before income taxes by jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Foreign	$ 163	$ (3,086)	$ (230)
Income tax (expense) / income	$ 163	$ (3,086)	$ (230)